Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
April 2013 Series C Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate				0.00%
Risk-free interest rate				0.14%
Expected volatility				48.00%
Expected term (in years)				2 years 1 month 28 days
November 2013 Series C Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate				0.00%
Risk-free interest rate				0.16%
Expected volatility				47.00%
Expected term (in years)				2 years 10 months 13 days
SVB March 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate	0.00%	0.00%
Risk-free interest rate	1.74%	1.74%
Expected volatility	47.00%	47.00%
Expected term (in years)	10 years	10 years
SCI June 2021 Note Common Stock Warrants [Member]
Fair Value Measurements (Details) - Schedule of company determined the fair value of the Series B preferred stock warrants using the Black-Scholes [Line Items]
Expected dividend rate			0.00%
Risk-free interest rate			1.51%
Expected volatility			47.00%
Expected term (in years)			10 years